Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Components of Income Before Income Taxes and Equity

The components of income (loss) before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2012	2013	2014
Income (loss) before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(2,775)	(16,721)	(29,581)
Foreign subsidiaries	(667)	15,428	(5,920)

	¥(3,442)	(1,293)	(35,501)

Components of Provision (Benefit)

	Yen (Millions)
	2012	2013	2014
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥555	411	248
Foreign subsidiaries	1,841	1,243	2,027
Deferred:
The Company and domestic subsidiaries	(1,513)	(272)	545
Foreign subsidiaries	(2,123)	1,111	(2,759)

	¥(1,240)	2,493	61

Reconciliation of Statutory and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2012	2013	2014
Statutory rates for expense (benefit)	(40.4)%	(37.8)%	(37.7)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	12.3	(319.8)	8.6
Tax credits	(60.9)	(176.5)	15.8
Expenses not deductible for tax purposes	4.3	11.3	0.5
Expiration of stock options	9.5	16.6	0.1
Undistributed earnings of foreign subsidiaries	(20.0)	(6.0)	0.2
Change in valuation allowance	(92.1)	704.3	10.5
Effect of enacted changes in tax laws and rates on Japanese tax	149.9	—	3.7
Other, net	1.4	0.7	(1.5)

	(36.0)%	192.8%	0.2%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2013 and 2014 were presented below.

	Yen (Millions)
	2013	2014
Deferred tax assets:
Inventories	¥3,327	3,708
Accrued warranty expenses	614	474
Accrued pension and severance costs	9,212	9,455
Accrued expenses	1,358	1,001
Research and development expenses capitalized for tax purposes	2,470	2,381
Operating loss carryforwards	38,912	49,097
Property, plant and equipment	3,340	3,614
Tax credits	8,122	2,368
Other	2,059	1,924

Total gross deferred tax assets	69,414	74,022
Less valuation allowance	(59,072)	(62,834)

Net deferred tax assets	10,342	11,188

Deferred tax liabilities:
Intangible assets	(2,558)	(567)
Net unrealized gains on marketable securities	(805)	(316)
Undistributed earnings of foreign subsidiaries	(689)	(769)
Other	(43)	(157)

Total gross deferred tax liabilities	(4,095)	(1,809)

Net deferred tax assets (liabilities)	¥6,247	9,379

Schedule of Changes in Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2012	2013	2014
Balance at beginning of year	¥52,082	50,188	59,072
Additions	—	8,884	3,762
Reductions	1,894	—	—

Balance at end of year	¥50,188	59,072	62,834

Unrecognized Tax Benefits

Unrecognized tax benefits for the years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen (Millions)
	2012	2013	2014
Balance at beginning of year	¥—	1,484	1,418
Acquisition of verigy	1,671	—	—
Increase for tax positions of previous years	148	84	84
Increase for tax positions of current year	57	0	0
Settlements	(47)	(58)	0
Lapse of the applicable statute of limitations	(341)	(248)	(274)
Translation adjustments	(4)	156	124

Balance at end of year	1,484	1,418	1,352